Customers, Traders and Power Transport Concession Holders	12 Months Ended
Dec. 31, 2018
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Customers, Traders and Power Transport Concession Holders

8. CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	Dec. 31, 2018	Dec. 31, 2017
Billed supply	1,345	759	393	492	2,989	2,687
Unbilled supply	1,048	—	—	—	1,048	994
Other concession holders – wholesale supply	7	36	2	2	47	26
Other concession holders – wholesale supply, unbilled	282	—	—	—	282	283
CCEE (Wholesale Trading Exchange)	1	158	—	7	166	382
Concession Holders – power transport	76	15	3	86	180	159
Concession Holders – power transport, unbilled	212	—	—	—	212	177
(–) Provision for doubtful receivables	(179)	(21)	(20)	(531)	(751)	(568)

	2,792	947	378	56	4,173	4,140

Current assets					4,092	3,885
Non-current assets					81	255

The Company’s exposure to credit risk related to customers and traders is provided in Note 32.

The allowance for doubtful accounts is considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	2018	2017
Residential	137	160
Industrial	172	178
Commercial, services and others	189	117
Rural	33	17
Public authorities	119	12
Public lighting	6	5
Public services	27	10
Charges for use of the network (TUSD)	68	68
Others	—	1

	751	568

Changes in the allowance for doubtful accounts in 2018, 2017 and 2016 are as follows:

Balance at December 31, 2015	625
Additions, net	382
Disposals	(347)

Balance at December 31, 2016	660
Additions, net	248
Disposals	(340)

Balance at December 31, 2017	568
Effect of adoption of IFRS 9 on Jan. 1, 2018 (1) (Note 2.4)	150
Additions, net (Note 29 d)	264
Disposals	(231)

Balance at December 31, 2018	751

(1)	Recognized directly to Equity, without inclusion in Statement of income

Advances from customers

The Company receives advance payments for the sale of energy from certain customers. Advance payments related to services not yet provided are as follows:

Balance at Dec. 31, 2016	181
Additions	325
Disposals	(318)
Inflation adjustment (Note 30)	45

Balance at Dec. 31, 2017	233
Additions	50
Disposals	(215)
Inflation adjustment (Note 30)	11

Balance at Dec. 31, 2018	79

Advance payments are adjusted until the actual delivery of the energy supply under the following terms:

2018				2018	2017
Counterparty	Specified period for billing	Index for adjusting prepaid amounts	GWh deliverable
BTG Pactual	—	1.20 to 1.57% a.m.	—	—	44
Deal Comercializadora	—	1.2% a.m.	—	—	1
White Martins Gases Industriais Ltda.	January to March of 2019	124% do CDI	72	40	146
White Martins Gases Industriais Ltda. (1)	January to March of 2019	124% do CDI	—	—	42
Ferroligas	January to June of 2019	136% do CDI	—	39	—

				79	233

(1)	Contracts signed with Cemig D, relating to the billing of Contract for Use of the Distribution System (CUSD), containing the components: transportation and other charges.

Revenue from advanced sales of energy supply is recognized in the Statement of income only when the Company’s performace obligation is satisfies when the energy supply actually take place.